N-2	Jan. 15, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001557265
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	The Private Shares Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A Share		Class I Shares	Class L Shares
Shareholder Transaction Expenses
Maximum Sales Charge (Load) (as a percentage of the offering price)	5.75	%(1)	None	4.25	%(2)
Maximum Sales Charge on Reinvested Dividends	None		None	None
Repurchase Fee on Shares Repurchased Within 365 Days of Purchase (as a percentage of proceeds)(3)	None		None	None

(1)	Investments in Class A Shares are subject to a sales load assessed at a rate of between 5.75% and 0.00% depending upon the amount invested. The following sales charges apply to your purchases of Class A Shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	5.75	6.10	5.00
$50,000 to less than $100,000	4.75	4.99	4.00
$100,000 to less than $250,000	3.75	3.90	3.25
$250,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	2.00	2.04	1.75
$1,000,000 and above	0.00	0.00	0.00

Investment by an exchange of Portfolio Company shares for Fund Shares by an investor will not be subject to a sales load.

(2)	Investments in Class L Shares are subject to a sales load assessed at a rate of between 4.25% and 1.25% depending upon the amount invested. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s Distributor (the “Underwriter Concession”). The following sales charges apply to your purchases of Class L Shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance	Underwriter Concession
Under $250,000	4.25%	4.44%	3.50%	0.75%
$250,000 to less than $500,000	3.25%	3.36%	2.50%	0.75%
$500,000 to less than $1,000,000	2.00%	2.04%	1.50%	0.50%
$1,000,000 and above	1.25%	1.27%	1.00%	0.25%

Investment by an exchange of Portfolio Company shares for Fund Shares by an investor will not be subject to a sales load.

(3)	The Fund’s Board of Trustees has determined to waive the Fund’s Repurchase Fee assessed on Shareholders who choose to participate in the Fund’s repurchase offers. This waiver will remain in effect indefinitely, unless and until the Board approves its modification or termination. This waiver may be terminated only by the Fund’s Board of Trustees at any time. Absent such a waiver, a Shareholder who chooses to participate in the Fund’s repurchase offers would incur a repurchase fee equal to 2.00% of the value of the Shares the Fund repurchases from them for Shares held less than 365 days. See “Repurchase Fee.” However, if Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by UMB Fund Services, currently $20 per transfer.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fees(4)	1.90%	1.90%	1.90%
Shareholder Services Fee	0.05%	None	0.04%
Distribution Fee	None	None	0.25	%(5)
Acquired Fund Fees and Expenses(6)	0.02%	0.02%	0.02%
Other Expenses(7)	0.57%	0.57%	0.57%
Total Annual Expenses	2.54%	2.49%	2.78%
After Fee Reduction or Expense Reimbursement(8)	0.18%	(0.02)%	0.19%
Net Annual Expenses(8)	2.72%	2.47%	2.97%

(4)	The Fund will pay to the Investment Adviser a monthly Advisory Fee. The Advisory Fee shall accrue daily at an annual rate equal to 1.90% of the average daily calculated NAV of the Fund, and shall be paid monthly in arrears. See “Fees and Expenses.”

(5)	Class L Shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L Shares and is payable on a quarterly basis.

(6)	“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including Private Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Funds. Furthermore, certain Private Funds may charge investors (such as the Fund) incentive allocations or fees on performance.

(7)	The amount presented in this table estimates the amounts the Fund expects to pay during the current fiscal year ending December 31, 2025. The “Other Expenses” line item includes, among other things, amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services and fees associated with establishing the Fund’s credit agreement.

(8)	The Investment Adviser has entered into a written Expense Limitation Agreement under which it has agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest expense, commitment fees, legal fees or other expenses related to any borrowing or leverage incurred by the Fund, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.90% and 2.40% of the average daily net assets of the Fund attributable to Class A, Class L and Class I Shares, respectively, until May 2, 2026, and from year to year thereafter; provided that each such continuance is specifically approved by the Board of Trustees. The Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class L and Class I Shares’ respective annualized expenses to exceed the Expense Limitation. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

	1 Year	3 Years	5 Years	10 Years
Class A Shares
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$83	$134	$186	$330

This Example assumes the application of the 2.72% expense ratio for the first year, with all fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share of the relevant class. The Example also includes an assumed sales load on the investor’s investment of 5.75%. The Example assumes that the Expense Limitation Agreement is not renewed after May 2, 2026.

	1 Year	3 Years	5 Years	10 Years
Class L Shares
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$71	$127	$185	$341

This Example assumes the application of the 2.97% expense ratio for the first year, with all fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share of the relevant class. The Example also includes an assumed sales load on the investor’s investment of 4.25%. The Example assumes that the Expense Limitation Agreement is not renewed after May 2, 2026.

	1 Year	3 Years	5 Years	10 Years
Class I Shares
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$25	$77	$132	$282

This Example assumes the application of the 2.47% expense ratio for the first year, with all fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share of the relevant class. The Example assumes that the Expense Limitation Agreement is not renewed after May 2, 2026.

Purpose of Fee Table , Note [Text Block]

The table above summarizes the expenses of the Fund and is intended to assist Shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure above relates to a percentage of the Fund’s average NAV at month-end over the course of a year.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Expenses, Note [Text Block]	The amount presented in this table estimates the amounts the Fund expects to pay during the current fiscal year ending December 31, 2025. The “Other Expenses” line item includes, among other things, amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services and fees associated with establishing the Fund’s credit agreement.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including Private Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Funds. Furthermore, certain Private Funds may charge investors (such as the Fund) incentive allocations or fees on performance.
Class A Share
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[2]
Management Fees [Percent]	1.90%	[3]
Distribution/Servicing Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.05%
Acquired Fund Fees and Expenses [Percent]	0.02%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.57%	[5]
Total Annual Expenses [Percent]	2.54%
Waivers and Reimbursements of Fees [Percent]	0.18%	[6]
Net Expense over Assets [Percent]	2.72%	[6]
Expense Example, Year 01	$ 83
Expense Example, Years 1 to 3	134
Expense Example, Years 1 to 5	186
Expense Example, Years 1 to 10	$ 330
Class I Share
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[2]
Management Fees [Percent]	1.90%	[3]
Distribution/Servicing Fees [Percent]	0.00%
Loan Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.02%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.57%	[5]
Total Annual Expenses [Percent]	2.49%
Waivers and Reimbursements of Fees [Percent]	(0.02%)	[6]
Net Expense over Assets [Percent]	2.47%	[6]
Expense Example, Year 01	$ 25
Expense Example, Years 1 to 3	77
Expense Example, Years 1 to 5	132
Expense Example, Years 1 to 10	$ 282
Class L Share
Fee Table [Abstract]
Sales Load [Percent]	4.25%	[7]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[2]
Management Fees [Percent]	1.90%	[3]
Distribution/Servicing Fees [Percent]	0.25%	[8]
Loan Servicing Fees [Percent]	0.04%
Acquired Fund Fees and Expenses [Percent]	0.02%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.57%	[5]
Total Annual Expenses [Percent]	2.78%
Waivers and Reimbursements of Fees [Percent]	0.19%	[6]
Net Expense over Assets [Percent]	2.97%	[6]
Expense Example, Year 01	$ 71
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	185
Expense Example, Years 1 to 10	$ 341

[1]	Investments in Class A Shares are subject to a sales load assessed at a rate of between 5.75% and 0.00% depending upon the amount invested. The following sales charges apply to your purchases of Class A Shares of the Fund:
[2]	The Fund’s Board of Trustees has determined to waive the Fund’s Repurchase Fee assessed on Shareholders who choose to participate in the Fund’s repurchase offers. This waiver will remain in effect indefinitely, unless and until the Board approves its modification or termination. This waiver may be terminated only by the Fund’s Board of Trustees at any time. Absent such a waiver, a Shareholder who chooses to participate in the Fund’s repurchase offers would incur a repurchase fee equal to 2.00% of the value of the Shares the Fund repurchases from them for Shares held less than 365 days. See “Repurchase Fee.” However, if Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by UMB Fund Services, currently $20 per transfer.
[3]	The Fund will pay to the Investment Adviser a monthly Advisory Fee. The Advisory Fee shall accrue daily at an annual rate equal to 1.90% of the average daily calculated NAV of the Fund, and shall be paid monthly in arrears. See “Fees and Expenses.”
[4]	“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including Private Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Funds. Furthermore, certain Private Funds may charge investors (such as the Fund) incentive allocations or fees on performance.
[5]	The amount presented in this table estimates the amounts the Fund expects to pay during the current fiscal year ending December 31, 2025. The “Other Expenses” line item includes, among other things, amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services and fees associated with establishing the Fund’s credit agreement.
[6]	The Investment Adviser has entered into a written Expense Limitation Agreement under which it has agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest expense, commitment fees, legal fees or other expenses related to any borrowing or leverage incurred by the Fund, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.90% and 2.40% of the average daily net assets of the Fund attributable to Class A, Class L and Class I Shares, respectively, until May 2, 2026, and from year to year thereafter; provided that each such continuance is specifically approved by the Board of Trustees. The Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class L and Class I Shares’ respective annualized expenses to exceed the Expense Limitation. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement.
[7]	Investments in Class L Shares are subject to a sales load assessed at a rate of between 4.25% and 1.25% depending upon the amount invested. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s Distributor (the “Underwriter Concession”). The following sales charges apply to your purchases of Class L Shares of the Fund:
[8]	Class L Shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L Shares and is payable on a quarterly basis.